Material accounting policies - Reconciliation of changes in fiscal results (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Material accounting policies
General and administrative	$ 5,225,997	$ 4,836,815	$ 6,165,297
Selling and marketing	2,037,088	1,525,228	2,892,679
Research and development, net	2,367,995	2,354,160	1,529,572
Share-based compensation	113,692	291,761	373,554
Depreciation and amortization	1,073,727	1,277,911	952,508
Total operating expenses	$ 10,818,499	10,285,875	11,913,610
As previously reported
Material accounting policies
General and administrative		6,269,257	7,244,762
Selling and marketing		1,538,882	3,024,283
Research and development, net		2,477,736	1,644,565
Total operating expenses		10,285,875	11,913,610
Adjustment
Material accounting policies
General and administrative		(1,432,442)	(1,079,465)
Selling and marketing		(13,654)	(131,604)
Research and development, net		(123,576)	(114,993)
Share-based compensation		291,761	373,554
Depreciation and amortization		$ 1,277,911	$ 952,508